Asset Impairment and Exit Costs (Tables)	12 Months Ended
Dec. 31, 2012
Restructuring and Related Activities [Abstract]
Schedule of Asset Impairment and Exit Costs
During 2012, 2011 and 2010, pre-tax asset impairment and exit costs consisted of the following:

(in millions)	2012	2011	2010
Separation programs:
European Union	$—	$35	$27
Eastern Europe, Middle East & Africa	—	6	—
Asia	13	7	—
Latin America & Canada	29	15	—
Total separation programs	42	63	27
Contract termination charges:
Eastern Europe, Middle East & Africa	—	12	—
Asia	13	—	20
Total contract termination charges	13	12	20
Asset impairment charges:
European Union	5	10	—
Eastern Europe, Middle East & Africa	5	7	—
Asia	13	8	—
Latin America & Canada	5	9	—
Total asset impairment charges	28	34	—
Asset impairment and exit costs	$83	$109	$47

Movement in the Exit Cost Liabilities
The movement in exit cost liabilities for PMI was as follows:

(in millions)
Liability balance, January 1, 2011	$48
Charges	75
Cash spent	(98)
Currency/other	3
Liability balance, December 31, 2011	$28
Charges	55
Cash spent	(57)
Currency/other	(6)
Liability balance, December 31, 2012	$20